Benefit Plans, Net Periodic Benefit Cost and Other Comprehensive (Loss) Income, Before Income Tax Effects (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension Benefits [Member] | U.S. Plans [Member]
Net Periodic Benefit Cost (Income) [Abstract]
Service cost	$ 0.0	$ 0.0	$ 0.0
Interest cost	2.2	2.1	2.3
Expected return on plan assets	(2.2)	(4.7)	(4.4)
Amortization of prior-service cost	0.0	0.0	0.0
Amortization of net actuarial loss	0.1	0.0	0.0
Net periodic benefit cost (income)	0.1	(2.6)	(2.1)
Loss due to curtailments or settlements	0.0	0.0	0.0
Total recognized in other comprehensive (loss) income	0.1	(2.6)	(2.1)
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive (Loss) Income [Abstract]
Net actuarial loss (gain)	(0.9)	5.8	(1.5)
Amortization of net actuarial loss	(0.1)	0.0	0.0
Prior service cost	0.0	0.0	0.0
Amortization of prior service cost	0.0	0.0	0.0
Effect of foreign currency exchange rate changes	0.0	0.0	0.0
Total recognized in other comprehensive (loss) income	(1.0)	5.8	(1.5)
Total recognized in net periodic benefit cost (income) and other comprehensive (loss) income	(0.9)	3.2	(3.6)
Pension Benefits [Member] | Non-U.S. Plans [Member]
Net Periodic Benefit Cost (Income) [Abstract]
Service cost	1.5	1.8	1.9
Interest cost	7.7	7.5	7.8
Expected return on plan assets	(10.3)	(11.6)	(10.4)
Amortization of prior-service cost	0.1	0.0	0.0
Amortization of net actuarial loss	2.0	1.8	5.0
Net periodic benefit cost (income)	1.0	(0.5)	4.3
Loss due to curtailments or settlements	0.0	0.0	0.0
Total recognized in other comprehensive (loss) income	1.0	(0.5)	4.3
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive (Loss) Income [Abstract]
Net actuarial loss (gain)	10.9	2.9	(29.9)
Amortization of net actuarial loss	(2.0)	(1.8)	(5.0)
Prior service cost	0.0	3.7	0.0
Amortization of prior service cost	(0.1)	0.0	0.0
Effect of foreign currency exchange rate changes	1.1	(2.8)	6.5
Total recognized in other comprehensive (loss) income	9.9	2.0	(28.4)
Total recognized in net periodic benefit cost (income) and other comprehensive (loss) income	10.9	1.5	(24.1)
Other Postretirement Benefits [Member]
Net Periodic Benefit Cost (Income) [Abstract]
Service cost	0.0	0.0	0.0
Interest cost	0.1	0.1	0.1
Expected return on plan assets	0.0	0.0	0.0
Amortization of prior-service cost	0.0	0.0	0.0
Amortization of net actuarial loss	0.0	0.0	0.0
Net periodic benefit cost (income)	0.1	0.1	0.1
Loss due to curtailments or settlements	0.0	0.0	0.0
Total recognized in other comprehensive (loss) income	0.1	0.1	0.1
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive (Loss) Income [Abstract]
Net actuarial loss (gain)	0.4	(0.1)	0.2
Amortization of net actuarial loss	0.0	0.0	0.0
Prior service cost	0.0	0.0	0.0
Amortization of prior service cost	0.0	0.0	0.0
Effect of foreign currency exchange rate changes	0.0	0.1	0.0
Total recognized in other comprehensive (loss) income	0.4	0.0	0.2
Total recognized in net periodic benefit cost (income) and other comprehensive (loss) income	$ 0.5	$ 0.1	$ 0.3